Right-of-Use asset	12 Months Ended
Mar. 31, 2023
Disclosure of Right of use assets [Abstract]
Right-of-Use asset

5. Right-of-Use asset

	Category of Right-of-Use asset
	Land		Buildings		Plant and equipment (1)		Vehicles		Total
Gross carrying value:
As at April 1, 2021	₹	2,082	₹	18,844	₹	3,918	₹	926	₹	25,770
Additions		15		7,517		429		105		8,066
Additions through Business combinations		-		2,920		-		36		2,956
Disposals		(819)		(3,360)		(1,861)		(149)		(6,189)
Translation adjustment		-		72		25		(14)		83
As at March 31, 2022	₹	1,278	₹	25,993	₹	2,511	₹	904	₹	30,686

Accumulated depreciation:
As at April 1, 2021	₹	55	₹	6,703	₹	2,157	₹	435	₹	9,350
Depreciation		24		5,572		849		264		6,709
Disposals		(21)		(2,667)		(1,518)		(121)		(4,327)
Translation adjustment		-		68		24		(8)		84
As at March 31, 2022	₹	58	₹	9,676	₹	1,512	₹	570	₹	11,816
Net carrying value as at March 31, 2022									₹	18,870

Gross carrying value:
As at April 1, 2022	₹	1,278	₹	25,993	₹	2,511	₹	904	₹	30,686
Additions		-		6,015		1,109		236		7,360
Additions through Business combinations		-		201		-		-		201
Disposals		-		(5,085)		(1,160)		(317)		(6,562)
Translation adjustment		-		822		120		42		984
As at March 31, 2023	₹	1,278	₹	27,946	₹	2,580	₹	865	₹	32,669

Accumulated depreciation:
As at April 1, 2022	₹	58	₹	9,676	₹	1,512	₹	570	₹	11,816
Depreciation		19		5,651		614		238		6,522
Disposals		-		(3,564)		(1,003)		(263)		(4,830)
Translation adjustment		-		364		69		26		459
As at March 31, 2023	₹	77	₹	12,127	₹	1,192	₹	571	₹	13,967
Net carrying value as at March 31, 2023									₹	18,702

(1) Comprised of net carrying value of computer equipment.

The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2021		2022		2023
Interest expenses on lease liabilities	₹	798	₹	894	₹	1,176
Rent expense recognized under facility expenses pertaining to:
Leases of low-value assets	53		150			261
Leases with less than twelve months of lease term		1,876		2,392		2,732
	₹	2,727	₹	3,436	₹	4,169

Payments toward leases of low-value assets and leases with less than twelve months of lease term, are disclosed under operating activities in the consolidated statement of cash flows. All other lease payments during the period are disclosed under financing activities in the consolidated statement of cash flows.

Income from subleasing RoU assets is not material.

The Company is committed to certain leases amounting to ₹ 554 which have not commenced as of March 31, 2023. The term of such leases ranges from 4 to 6 years.

Refer to Note 19 for remaining contractual maturities of lease liabilities.